Capital Stock (Details Narrative)	1 Months Ended	12 Months Ended
	Apr. 30, 2021 USD ($) shares	Nov. 30, 2022 shares	Nov. 30, 2021 shares	Apr. 30, 2021 $ / shares	Nov. 30, 2020 shares
Common Shares, Issued		33,092,665			23,678,105
Private Placement Offering Of An Aggregate Of Common Shares	9,414,560
Share Issued, Price Per Share | $ / shares				$ 0.41
Private Placement Offering Of An Aggregate Of Common Value | $	$ 3,069,448
Stock Issuance Costs | $	$ 38,220
Officers and Directors
Common Shares, Issued		33,092,665	33,092,665
Noncontrolling Interest, Ownership Percentage By Noncontrolling Owners		1.70%	1.70%
Common Stock		578,131	578,131